Investment Strategy	Oct. 31, 2024
Neuberger Berman Carbon Transition & Infrastructure ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of energy transition companies and infrastructure companies.

The Fund invests a significant portion of its assets in energy transition companies, which it considers to be those companies operating energy infrastructure assets such as pipelines or renewable energy production, utilities, publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”), MLPs that are taxed as C-corporations, MLP affiliates, such as midstream C-corporations, (MLP affiliates), and companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission, and petroleum and natural gas storage in the petroleum, natural gas, and power generation industries. The Fund may also invest in growth-oriented utilities and power companies, as well as utility-scale renewable energy infrastructure companies, such as companies involved with solar farms, wind farms, hydro power and nuclear power, and companies that operate in any aspect of the utilities, renewable and natural resources industries and sectors. These may include companies involved in exploration and production of natural resources, refining and marketing of natural resources, coal and metals mining, oilfield services, drilling, integrated natural gas midstream services, transportation and storage of natural resources, shipping, chemicals, electricity generation and distribution, and renewable resources.

The balance of the Fund’s assets that satisfy the 80% test above will be invested in infrastructure companies, which it considers to be companies that own, operate, or are involved in the development, production, distribution, transportation, or servicing of industrial materials (including electrical equipment, machinery, chemicals, construction materials and equipment, steel, and timber), energy (including pipelines, natural gas and liquefied natural gas exports), utilities, clean energy and renewable energy (including power generators, equipment suppliers, electric utilities and multi-utilities), real estate investments (including warehouses, water, sewer and logistical facilities), and telecommunication networks (including cell towers, data centers and internet providers).

The Fund may invest in companies of any market capitalization, credit quality, industry or sector. Although energy transition and infrastructure companies may be found in any industry or sector, the Fund will concentrate its investments in companies operating in the oil, gas and consumable fuels industry. The Fund may also directly invest up to 25% of its total assets in equity securities of certain MLPs treated as publicly-traded partnerships.

The Fund may invest in both U.S. and foreign companies, including securities denominated in a non-U.S. currency and securities and other instruments issued by U.S. and Canadian income and royalty trusts. The Fund may also invest in other investment companies and money market funds.  The Fund also may invest up to 20% of its net assets in securities that are not energy transition or infrastructure related, such as common and preferred equity securities.

The Portfolio Managers utilize proprietary research and fundamental quantitative and qualitative analysis in identifying investment opportunities for the Fund. The Portfolio Managers seek to identify energy transition and infrastructure companies that they believe have one or more of the following: a history of increasing distributions, stable and reliable cash flows and transparency into future earnings potential, strong financials, management teams that demonstrate visibility in cash flows for equity holders, low correlation to commodity prices, and multi-year contracts that typically charge flat inflation adjusted fees to produce steady payments. While the Fund currently expects to emphasize midstream investments, the Fund may invest in other areas of the natural resources industry (including companies engaged in “upstream” or “downstream” production activities) or in non-energy securities.  “Midstream investments” generally include companies primarily engaged in activities such as the transportation (including marine), storage, gathering, and processing, distributing or marketing of natural resources. “Upstream” production activities generally include the exploration, recovery, development and production of crude oil, natural gas and natural gas liquids and other resources. “Downstream” production activities generally include the refining and distribution of natural gas liquids and crude oil and other resources.

The Portfolio Managers follow a disciplined selling strategy and may sell a position for a variety of reasons, including if a company fails to perform as expected, exhibits deteriorating fundamentals, to accommodate a more compelling investment opportunity, if the Portfolio Managers deem a position to be overvalued or when there are changes to macroeconomic factors, markets, sectors and/or the company that would alter the Portfolio Managers’ assumptions about the company. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.

The Fund will not change its strategy of normally investing at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of energy transition companies and infrastructure companies without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.